UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended December 31, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Craig A. Drill
         d/b/a/ Craig Drill Capital Corporation and Craig Drill Capital, LLC

Address: 724 Fifth Avenue
         9th Floor
         New York, NY 10019

13F File Number: 28-10742

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Craig A. Drill
Title:   Investment Manager / Managing Member
Phone:   (212) 508-5757


Signature, Place and Date of Signing:

/s/ Craig A. Drill              New York, New York           February 6, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                                               Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  21

Form 13F Information Table Value Total:  $122,354
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                       FORM 13F INFORMATION TABLE
                                                             Craig A. Drill
                                                            December 31, 2005


COLUMN 1                      COLUMN  2        COLUMN 3     COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8

                              TITLE                        VALUE    SHRS OR   SH/ PUT/   INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                OF CLASS         CUSIP      (X$1000)  PRN AMT   PRN CALL   DISCRETION  MGRS    SOLE      SHARED   NONE
--------------                --------         -----      --------  -------   --- ----   ----------  ----    ----      ------   ----
CANDELA CORP                       COM         136907102   25289    1,751,300 SH         SOLE        NONE    1,751,300
CIPHERGEN BIOSYSTEMS INC           COM         17252Y104    1785    1,512,600 SH         SOLE        NONE    1,512,600
COMARCO INC                        COM         200080109    3693      370,000 SH         SOLE        NONE      370,000
CONSOLIDATED EDISON INC            COM         209115104    4406       95,100 SH         SOLE        NONE       95,100
COOPER COS                       COM NEW       216648402   20500      399,600 SH         SOLE        NONE      399,600
EAGLE MATERIALS INC               CL B         26969P207     319        2,711 SH         SOLE        NONE        2,711
FARMER BROS. CO.                   COM         307675108     313       16,200 SH         SOLE        NONE       16,200
GILDAN ACTIVEWEAR INC              COM         375916103    1645       38,400 SH         SOLE        NONE       38,400
GREEN MOUNTAIN PWR CORP            COM         393154109     483       16,800 SH         SOLE        NONE       16,800
LABORATORY CORP AMER HLDGS       COM NEW       50540R409    3802       70,600 SH         SOLE        NONE       70,600
LUMINEX CORP DEL                   COM         55027E102    8260      710,800 SH         SOLE        NONE      710,800
MASSEY ENERGY CORP                 COM         576206106   24097      636,300 SH         SOLE        NONE      636,300
MERIDIAN BIOSCIENCE INC            COM         589584101    3021      150,015 SH         SOLE        NONE      150,015
NOVARTIS AG                   SPONSORED ADR    66987V109     493        9,400 SH         SOLE        NONE        9,400
PANTRY INC                         COM         698657103    1804       38,400 SH         SOLE        NONE       38,400
PFIZER INC                         COM         717081103    5014      215,000 SH         SOLE        NONE      215,000
Q MED                              COM         747914109    2729      282,200 SH         SOLE        NONE      282,200
QUEST DIAGNOSTICS INC              COM         74834L100    7871      152,900 SH         SOLE        NONE      152,900
THIRD WAVE TECHNOLOGIES INC        COM         88428W108    1580      530,300 SH         SOLE        NONE      530,300
VASOGEN INC                        COM         92232F103     933      455,200 SH         SOLE        NONE      455,200
WYETH                              COM         983024100    4317       93,700 SH         SOLE        NONE       93,700




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